UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                            FORM N-CSR

 CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                             COMPANIES

Investment Company Act file number 811-3052

                     Franklin Federal Money Fund
        (Exact name of registrant as specified in charter)

        One Franklin Parkway, San Mateo, CA 94403-1906
       (Address of principal executive offices)  (Zip code)

 Murray L. Simpson, One Franklin Parkway, San Mateo, CA 94403-1906
              (Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000
                                                     -------------
Date of fiscal year end: 6/30
                         ----

Date of reporting period: 6/30/03
                          -------

Item 1. Reports to Stockholders.

                                                                  June 30, 2003









[GRAPHIC OMITTED]

      ANNUAL REPORT AND SHAREHOLDER LETTER                   INCOME

                Franklin
             Federal Money Fund

Want to receive this document FASTER via email?

Eligible shareholders can sign up for eDelivery at franklintempleton.com.
See inside for details.



[GRAPHIC OMITTED]


[LOGO OMITTED]
FRANKLIN(R) TEMPLETON(R)
INVESTMENTS


Franklin o Templeton o Mutual Series

Franklin Templeton Investments
GAIN FROM OUR PERSPECTIVE

Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Established in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.

MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

[GRAPHIC OMITTED]

Not part of the annual report

Contents

SHAREHOLDER LETTER ...........................................   1

ANNUAL REPORT

Franklin Federal Money Fund ..................................   3

Performance Summary ..........................................   4

Financial Highlights &
Statement of Investments .....................................   5

Financial Statements .........................................   7

Notes to Financial Statements ................................  10

Independent Auditors' Report .................................  13

Board Members and Officers ...................................  14

--------------------------------------------------------------------------------

Annual Report

Franklin Federal Money Fund


YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Franklin Federal Money Fund seeks to provide a high level of current income, consistent with liquidity and preservation of capital. The Fund invests all of its assets in the shares of The U.S. Government Securities Money Market Portfolio (the Portfolio), which has the same investment goal. At present, the Portfolio's policy is to limit investments to U.S. Treasury bills, notes and bonds, and to repurchase agreements collateralized by such securities. The Fund attempts to maintain a stable $1.00 share price.1

This annual report for Franklin Federal Money Fund covers the year ended June 30, 2003. Modest economic growth, accommodative short-term interest rates and continued volatility characterized U.S. financial conditions during the 12-month reporting period. Many of the themes we saw in 2002 prevailed into the first six months of 2003. The U.S. continued to experience sluggish economic growth, declining inflation and increasing unemployment. Heightened geopolitical tensions in the Middle East and war in Iraq had a significant impact on fuel commodity prices and stock market activity. On the economic front, U.S. gross domestic product growth for the first quarter of 2003 was 1.4% annualized, the same level as the prior quarter. This sub-optimal growth was not entirely unexpected, given armed conflict in Iraq. Inflation continued to be muted as energy prices came down in 2003's second quarter and pricing power remained elusive, while unemployment crept higher toward period-end.

American consumers endured a confluence of negative events over the past few years, including heavy stock market and job losses, a spate of corporate scandals, terror attacks and the ensuing U.S.-led war on terrorism. Despite these setbacks, consumer spending remained positive. As further incentive to consumer spending, the federal government recently passed more tax cuts geared toward income and investment.




1. An investment in the Fund is not insured or guaranteed by the U.S. government or any other entity or institution. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 6.

                                                               Annual Report | 3

PERFORMANCE SUMMARY
6/30/03

Seven-day effective yield*       0.21%
Seven-day annualized yield       0.21%

*Seven-day effective yield assumes compounding of daily dividends.

Annualized and effective yields are for the seven-day period ended 6/30/03. The Fund's average weighted maturity was 48 days. Yield reflects Fund expenses and fluctuations in interest rates on portfolio investments.

Franklin Advisers, Inc., the Fund's administrator and manager of the Fund's underlying Portfolio, has agreed in advance to waive a portion of its fees. If the manager had not taken this action, the Portfolio's annualized and effective yields for the period would have been lower. The fee waiver may be discontinued at any time upon notice to the Fund's Board of Trustees.

Past performance does not guarantee future results.

The Federal Reserve Board (the Fed) expressed the opinion that the small threat of deflation outweighed the risk of rising prices, and lowered the federal funds target rate by a quarter-percentage point to a 45-year low of 1.00% in its June meeting. This, the Fed's second rate cut of the reporting period, allowed consumers to further lower their debt service costs.

This tied in nicely with one of the brightest spots in the economy, the housing market. Existing home sales remained near record levels, new home sales set new records, and low mortgage rates encouraged this trend while simultaneously setting off a record wave of mortgage refinancing activity among existing homeowners. The strong housing market helped alleviate some of the effects of prolonged stock market weakness, and continued to play an important role in maintaining consumption growth at period-end.

The federal funds target rate fell from 1.75% at the beginning of the reporting period to 1.00% on June 30, 2003. Reflecting the declining interest rate environment, the Fund's seven-day effective yield also fell, from 1.11% on June 30, 2002, to 0.21% on June 30, 2003. We continued to invest the Portfolio's assets only in U.S. Treasury obligations and repurchase agreements backed by U.S. Treasury securities.

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.




THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2003, THE END OF THE REPORTING PERIOD. OUR STRATEGIES AND THE FUND'S PORTFOLIO COMPOSITION WILL CHANGE DEPENDING ON MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

4 | Annual Report

Franklin Federal Money Fund

FINANCIAL HIGHLIGHTS

                                                                      ------------------------------------------------------------
                                                                                             YEAR ENDED JUNE 30,
                                                                           2003        2002       2001        2000         1999
                                                                      ------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................   $     1.00  $    1.00   $    1.00   $   1.00   $       1.00
                                                                      ------------------------------------------------------------
Income from net investment operations - net investment income .....         .007       .018        .050       .048           .042

Less distributions from net investment income .....................        (.007)     (.018)      (.050)     (.048)         (.042)
                                                                      ------------------------------------------------------------
Net asset value, end of year ......................................   $     1.00  $    1.00   $    1.00   $   1.00   $       1.00
                                                                      ------------------------------------------------------------

Total return a ....................................................        0.70%      1.79%       5.08%      4.87%          4.32%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...................................   $  125,130  $ 141,058   $ 132,916   $147,938   $    144,387

Ratios to average net assets:

   Expenses b .....................................................         .80%       .77%        .79%       .76%           .78%

   Expenses excluding waiver and payments by affiliate b ..........         .81%       .78%        .80%       .77%           .78%

   Net investment income ..........................................         .70%      1.74%       5.01%      4.74%          4.23%


aTotal return is not annualized for periods less than one year.
bThe expense ratio includes the Fund's share of the Portfolio's allocated expenses.

                          Annual Report | See notes to financial statements. | 5

Franklin Federal Money Fund

STATEMENT OF INVESTMENTS, JUNE 30, 2003

-------------------------------------------------------------------------------------------------------------------
                                                                                        SHARES            VALUE
-------------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS (COST $125,651,937) 100.4%
The U.S. Government Securities Money Market Portfolio (Note 1) ...................   125,651,937     $ 125,651,937
OTHER ASSETS, LESS LIABILITIES (0.4)% ............................................                        (521,573)
                                                                                                     --------------
NET ASSETS 100.0% ................................................................                   $ 125,130,364
                                                                                                     ==============





6 | See notes to financial statements. | Annual Report

Franklin Federal Money Fund

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003


Assets:
   Investments in securities, at value and cost ................................. $   125,651,937
   Receivables from capital shares sold .........................................         175,399
                                                                                  ----------------
        Total assets ............................................................     125,827,336
                                                                                  ----------------
Liabilities:
   Payables:
     Capital shares redeemed ....................................................         420,038
     Affiliates .................................................................          73,038
     Shareholders . .............................................................         179,950
   Other liabilities ............................................................          23,946
                                                                                  ----------------
        Total liabilities .......................................................         696,972
                                                                                  ----------------
   Net assets, at value ......................................................... $   125,130,364
                                                                                  ----------------
   Shares outstanding ...........................................................     125,130,364
                                                                                  ----------------
   Net asset value per share a ..................................................           $1.00
                                                                                  ----------------


aRedemption price is equal to net asset value less any applicable contingent deferred sales charge.




                          Annual Report | See notes to financial statements. | 7

Franklin Federal Money Fund

STATEMENT OF OPERATIONS
for the year ended June 30, 2003


Investment income:
   Dividends ........................................................ $1,870,694
                                                                      ----------
Expenses:
   Administrative fees (Note 3) .....................................    586,963
   Transfer agent fees (Note 3) .....................................    191,547
   Reports to shareholders ..........................................     22,240
   Registration and filing fees .....................................     63,432
   Professional fees ................................................     18,903
   Directors' fees and expenses .....................................      7,020
   Other ............................................................      8,894
                                                                      ----------
     Total expenses .................................................    898,999
                                                                      ----------
        Net investment income .......................................    971,695
                                                                      ----------
Net increase (decrease) in net assets resulting from operations ..... $  971,695
                                                                      ----------





8  | See notes to financial statements. | Annual Report

Franklin Federal Money Fund

STATEMENTS OF CHANGES IN NET ASSETS
for the years ended June 30, 2003 and 2002

                                                                                                   2003             2002
                                                                                              -------------------------------
Increase (decrease) in net assets:
   Operations:
     Net investment income .................................................................  $     971,695    $   2,523,218
   Distributions to shareholders from net investment income ................................       (971,695)      (2,523,218)
   Capital share transactions (Note 2) .....................................................    (15,927,674)       8,141,764
                                                                                              -------------------------------
        Net increase (decrease) in net assets ..............................................    (15,927,674)       8,141,764
Net assets (there is no undistributed net investment income at beginning or end of year):
   Beginning of year .......................................................................    141,058,038      132,916,274
                                                                                              -------------------------------
   End of year .............................................................................  $ 125,130,364    $ 141,058,038
                                                                                              -------------------------------





                          Annual Report | See notes to financial statements. | 9

Franklin Federal Money Fund

NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Federal Money Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks high current income consistent with preservation of capital and liquidity.

The Fund invests substantially all of its assets in The U.S. Government Securities Money Market Portfolio (the Portfolio), which is registered under the Investment Company Act of 1940 as a diversified, open-end investment company having the same investment objectives as the Fund. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

The Fund holds Portfolio shares that are valued at its proportionate interest in the net asset value of the Portfolio. As of June 30, 2003, the Fund owns 62.28% of the Portfolio.

B. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Fund.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.



10 | Annual Report

Franklin Federal Money Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. GUARANTEES AND INDEMNIFICATIONS

Under the Funds' organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Funds. Additionally, in the normal course of business the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.


2. CAPITAL STOCK

At June 30, 2003, there were 5 billion shares authorized (no par value). Transactions in the Fund's shares were as follows:

                                                               Year Ended June 30,
                                                        --------------------------------
                                                                2003            2002
                                                        --------------------------------
Shares sold ..........................................  $   186,971,407  $  289,143,451
Shares issued in reinvestment of distributions .......          990,139       2,516,083
Shares redeemed ......................................     (203,889,220)   (283,517,770)
                                                        --------------------------------
Net increase (decrease) ..............................  $   (15,927,674) $    8,141,764
                                                        --------------------------------

3. TRANSACTIONS WITH AFFILIATES

Certain officers and directors of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's administrative manager, principal underwriter and transfer agent, respectively, and of the Portfolio.

The Fund pays an administrative fee to Advisers based on the average net assets of the Fund as follows:

--------------------------------------------------------------------------------
   Annualized Fee Rate   Daily Net Assets
--------------------------------------------------------------------------------
          .455%          First $100 million
          .330%          Over $100 million, up to and including $250 million
          .280%          In excess of $250 million

Distributors received contingent deferred sales charges for the year of $10,425.

The Fund paid transfer agent fees of $191,547 of which $141,807 was paid to Investor Services.




                                                              Annual Report | 11

Franklin Federal Money Fund

 4. INCOME TAXES

The tax character of distributions paid during the years ended June 30, 2003 and 2002, was as follows:

                                                ------------------------
                                                     2003        2002
                                                ------------------------
Distributions paid from:
   Ordinary income ............................ $  971,695  $  2,523,218
                                                ------------------------

At June 30, 2003, the cost of investments and undistributed ordinary income for book and income tax purposes were the same.






12 | Annual Report

Franklin Federal Money Fund

INDEPENDENT AUDITORS' REPORT



TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF FRANKLIN FEDERAL MONEY FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Federal Money Fund (the "Fund") at June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in The United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion expressed above.

PricewaterhouseCoopers LLP



San Francisco, California
August 5, 2003

                                                              Annual Report | 13

Board Members and Officers

FRANKLIN FEDERAL MONEY FUND


The name, age and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.



INDEPENDENT BOARD MEMBERS


----------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------
 FRANK H. ABBOTT, III (82)     Director       Since 1980       105                       None
 One Franklin Parkway
 San Mateo, CA 94403-1906
----------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President and Director, Abbott Corporation (an investment company); and FORMERLY, Director, MotherLode Gold Mines
 Consolidated (gold mining) (until 1996) and Vacu-Dry Co. (food processing) (until 1996).
----------------------------------------------------------------------------------------------------------------------------
 HARRIS J. ASHTON (71)         Director       Since 1982       132                       Director, Bar-S Foods (meat packing
 One Franklin Parkway                                                                    company).
 San Mateo, CA 94403-1906
----------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and
 President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers)
 (until 1998).
----------------------------------------------------------------------------------------------------------------------------
 ROBERT F. CARLSON (75)        Director       Since 1998       46                        None
 One Franklin Parkway
 San Mateo, CA 94403-1906
----------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice President and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS); and
 FORMERLY, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of
 California; and Chief Counsel, California Department of Transportation.
----------------------------------------------------------------------------------------------------------------------------
 S. JOSEPH FORTUNATO (70)      Director       Since 1989       133                       None
 One Franklin Parkway
 San Mateo, CA 94403-1906
----------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch.
----------------------------------------------------------------------------------------------------------------------------
 FRANK W.T. LAHAYE (74)        Director       Since 1980       105                       Director, The California Center for
 One Franklin Parkway                                                                    Land Recycling (redevelopment).
 San Mateo, CA 94403-1906
----------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company
 (venture capital).
----------------------------------------------------------------------------------------------------------------------------


14 | Annual Report


---------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------
 GORDON S. MACKLIN (75)        Director       Since 1992       132                       Director, White Mountains
 One Franklin Parkway                                                                    Insurance Group, Ltd. (holding
 San Mateo, CA 94403-1906                                                                company); Martek Biosciences
                                                                                         Corporation; MedImmune, Inc.
                                                                                         (biotechnology); Overstock.com
                                                                                         (Internet services); and Spacehab,
                                                                                         Inc. (aerospace services); and
                                                                                         FORMERLY, Director, MCI
                                                                                         Communication Corporation
                                                                                         (subsequently known as MCI
                                                                                         WorldCom, Inc. and WorldCom, Inc.)
                                                                                         (communications services)
                                                                                         (1988-2002).
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation
 (financial services) (1993-1998)and Hambrecht & Quist Group (investment banking) (1987-1992); and President, National
 Association of Securities Dealers, Inc. (1970-1987).
--------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS

---------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------
 **CHARLES B. JOHNSON (70)     Director and   Director since   132                       None
 One Franklin Parkway          Chairman of    1980 and
 San Mateo, CA 94403-1906      the Board      Chairman of the
                                              Board since 1993
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman
 and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
 Distributors, Inc.; Director, Fiduciary Trust Company International; and
 officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------
 **RUPERT H. JOHNSON, JR. (62) Director and   Director since   115                       None
 One Franklin Parkway          President and  1980, President
 San Mateo, CA 94403-1906      Chief          since 1993 and
                               Executive      Chief  Executive
                               Officer -      Officer- Investment
                               Investment     Management
                               Management     since 2002
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director,
 Franklin Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services,
 Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin
 Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------



                                                             Annual Report | 15

---------------------------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF PORTFOLIOS IN
                                                  LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS          POSITION          TIME SERVED      BY BOARD MEMBER*              OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------
 **WILLIAM J. LIPPMAN (78)      Director          Since 1994       17                            None
 One Parker Plaza, 9th Floor
 Fort Lee, NJ  07024
---------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Senior Vice President, Franklin Resources, Inc. and Franklin Private Client Group, Inc.; President, Franklin Advisory
 Services, LLC.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin
 Resources, Inc. and of seven of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------
 HARMON E. BURNS (58)           Vice President    Since 1986       Not Applicable                None
 One Franklin Parkway
 San Mateo, CA 94403-1906
---------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director,
 Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment
 Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------
 MARTIN L. FLANAGAN (43)        Vice President    Since 1995       Not Applicable                None
 One Franklin Parkway
 San Mateo, CA 94403-1906
---------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC;
 Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice
 President and Chief Operating Officer, Templeton Investment Counsel, LLC; President and Director, Franklin Advisers, Inc.;
 Executive Vice President, Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC;
 Chief Financial Officer, Franklin Advisory Services, LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin
 Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------
 JIMMY D. GAMBILL (55)          Senior Vice       Since 2002       Not Applicable                None
 500 East Broward Blvd.         President and
 Suite 2100                     Chief Executive
 Fort Lauderdale, FL 33394-3091 Officer -
                                Finance and
                                Administration
---------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------
 DAVID P. GOSS (56)             Vice President    Since 2000       Not Applicable                None
 One Franklin Parkway
 San Mateo, CA 94403-1906
---------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin
 Resources, Inc.; officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY,
 President, Chief Executive Officer and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty
 Trust (until 2000).
---------------------------------------------------------------------------------------------------------------------------




16 | Annual Report

---------------------------------------------------------------------------------------------------------------------------
                                                                  NUMBER OF PORTFOLIOS IN
                                                 LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION          TIME SERVED      BY BOARD MEMBER*              OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------
 BARBARA J. GREEN (55)          Vice President    Since 2000       Not Applicable                None
 One Franklin Parkway
 San Mateo, CA 94403-1906
---------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice President and Deputy General Counsel, Franklin Resources, Inc.; Senior Vice President, Templeton Worldwide, Inc.;
 officer of one of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin
 Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior
 Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange
 Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of
 Massachusetts) (until 1979).
---------------------------------------------------------------------------------------------------------------------------
 MICHAEL O. MAGDOL (66)        Vice President    Since 2002       Not Applicable                Director, FTI Banque, Arch
 600 Fifth Avenue              -AML                                                             Chemicals, Inc. and Lingnan
 Rockefeller Center            Compliance                                                       Foundation.
 New York, NY 10048-0772
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------
 KIMBERLEY H. MONASTERIO (39)  Treasurer and     Treasurer since  Not Applicable                None
 One Franklin Parkway          Chief Financial   2000 and Chief
 San Mateo, CA 94403-1906      Officer           Financial Officer
                                                 since 2002
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Senior Vice President, Franklin Templeton Services, LLC; and officer of 51 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------
 MURRAY L. SIMPSON (66)        Vice President    Since 2000       Not Applicable                None
 One Franklin Parkway          and Secretary
 San Mateo, CA 94403-1906
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton
 Investments; and FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia)
 Limited (until 2000); and Director, Templeton Asset Management Ltd. (until 1999).
--------------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.
**Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Fund under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources Inc. (Resources), which is the parent company of the Fund's adviser and distributor. William J. Lippman is considered an interested person of the Fund under the federal securities laws due to his position as an officer of Resources, which is the parent company of the Fund's adviser and distributor.
Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


                                                             Annual Report | 17

The Money Market Portfolios

FINANCIAL HIGHLIGHTS


THE MONEY MARKET PORTFOLIO

                                                           -------------------------------------------------------------------
                                                                                YEAR ENDED JUNE 30,
                                                           -------------------------------------------------------------------
                                                                2003          2002          2001          2000          1999
Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year .....................        $1.00         $1.00         $1.00         $1.00         $1.00
                                                           -------------------------------------------------------------------

Income from investment operations - net investment
 income ................................................         .014          .026          .059          .056          .051

Less distributions from net investment income ..........        (.014)        (.026)        (.059)        (.056)        (.051)
                                                           -------------------------------------------------------------------

Net asset value, end of year ...........................        $1.00         $1.00         $1.00         $1.00         $1.00
                                                           -------------------------------------------------------------------


Total return a .........................................        1.41%         2.63%         6.08%         5.75%         5.18%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ........................   $5,331,200    $4,734,196    $4,490,919    $4,144,043    $3,672,404

Ratios to average net assets:

 Expenses ..............................................         .15%          .15%          .15%          .15%          .15%

 Expenses excluding waiver by affiliate ................         .15%          .16%          .16%          .16%          .15%

 Net investment income .................................        1.39%         2.56%         5.91%         5.65%         5.04%




a Total return is not annualized for periods less than one year.




18 | See notes to financial statements. | Annual Report

The Money Market Portfolios

STATEMENT OF INVESTMENTS, JUNE 30, 2003



---------------------------------------------------------------------------------------------------------------------
  THE MONEY MARKET PORTFOLIO                                                        PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------
  CERTIFICATES OF DEPOSIT 34.3%
  Bank of America NT & SA, Charlotte Branch, 1.24%, 10/20/03 - 10/21/03 ..........   $  100,000,000   $  100,000,000
  Bank of Nova Scotia, Portland Branch, 1.03% - 1.22%, 7/14/03 - 9/24/03 .........      150,000,000      150,000,000
  Banque Nationale De Paris, New York Branch, 1.02% - 1.35%, 9/26/03 - 4/13/04 ...      125,000,000      125,000,603
  Barclays Bank PLC, New York Branch, 1.24%, 8/04/03 - 10/31/03 ..................      125,000,000      125,001,872
  Bayerische Landesbank Girozen, New York Branch, 1.21% - 1.30%, 7/16/03 - 7/18/03      130,000,000      130,001,056
  Credit Agricole, New York Branch, .98% - 1.34%, 9/02/03 - 10/07/03 .............      150,000,000      150,002,221
  Danske Bank AS, New York Branch, 1.22%, 7/11/03 ................................       50,000,000       50,000,139
  Dexia Bank, New York Branch, .905% - 1.20%, 7/22/03 - 8/12/03 ..................      100,000,000      100,000,728
  Landesbank Hessen Thueringen Giro., New York Branch, 1.205%, 11/17/03 ..........       50,000,000       50,006,570
  Lloyds Bank PLC, New York Branch, .90% - 1.19%, 9/04/03 - 9/23/03 ..............       75,000,000       75,000,450
  Rabobank Nederland NV, New York Branch, 1.09%, 9/05/03 .........................       75,000,000       75,001,371
  Societe Generale North America, New York Branch, 1.24%, 7/16/03 ................       50,000,000       49,999,988
  State Street Corp., Boston Branch, 1.14%, 10/02/03 - 10/03/03 ..................      100,000,000      100,000,000
  Svenska Handelsbanken, New York Branch, 1.25% - 1.29%, 7/15/03 - 7/21/03 .......      125,000,000      125,001,353
  Toronto Dominion Bank, New York Branch, 1.21%, 7/25/03 .........................       75,000,000       75,000,499
  UBS AG, Chicago Branch, .92% - 1.305%, 9/26/03 - 4/16/04 .......................      150,000,000      150,001,205
  Wells Fargo Bank, NA, San Francisco Branch, 1.03% - 1.21%, 7/23/03 - 8/29/03 ...      200,000,000      200,000,000
                                                                                                      ---------------
  TOTAL CERTIFICATES OF DEPOSIT (COST $1,830,018,055) ............................                     1,830,018,055
                                                                                                      ---------------

  Commercial Paper 34.8%
a American International Group I, .96% - 1.20%, 7/01/03 - 8/26/03 ................       31,000,000       30,977,600
a ANZ (Delaware) Inc., .99% - 1.24%, 7/07/03 - 8/18/03 ...........................      125,000,000      124,918,500
a Bank of Montreal, 1.20%, 7/10/03 - 7/11/03 .....................................      100,000,000       99,969,167
a Barclays U.S. Funding Corp., 1.04%, 8/25/03 ....................................       11,150,000       11,132,284
a Commonwealth Bank of Australia, 1.21% - 1.22%, 7/08/03 - 7/14/03 ...............      125,000,000      124,963,778
a Danske Corp., .92%, 9/19/03 ....................................................       25,000,000       24,948,889
a Den Danske Corp. Inc., 1.12% - 1.21%, 7/08/03 - 9/08/03 ........................       75,000,000       74,933,729
a Dupont De Nemours Inc., .95% - 1.18%, 7/21/03 - 9/08/03 ........................      113,650,000      113,512,041
a General Electric Capital Corp., .91% - 1.26%, 7/23/03 - 9/30/03 ................      165,100,000      164,776,900
a Hbos Treasury Services, .97% - 1.22%, 7/17/03 - 9/19/03 ........................      175,000,000      174,705,306
a Internationale Ned. U.S. Funding, 1.02% - 1.23%, 7/28/03 - 9/25/03 .............      150,000,000      149,807,847
a Merck & Co Inc., .95%, 8/20/03 .................................................       50,000,000       49,934,028
a Novartis Finance Corp., 1.19%, 7/30/03 .........................................       50,000,000       49,952,069
a Province of British Columbia, 1.18%, 8/13/03 ...................................       23,000,000       22,967,583
a Societe Generale NA Inc., .97% - 1.24%, 8/01/03 - 9/16/03 ......................      110,211,000      110,058,940
a Toronto Dominion Holdings, 1.05%, 8/11/03 ......................................       50,000,000       49,940,208
a Total Fina Elf Capital, 1.30%, 7/01/03 .........................................      200,000,000      200,000,000
a Toyota Motor Credit Corp., .91% - 1.20%, 7/10/03 - 7/23/03 .....................      128,297,000      128,235,395
a Westdeutsche Landesbank, .90% - 1.19%, 8/08/03 - 9/12/03 .......................       50,000,000       49,922,972
a Westpac Capital Corp., 1.21%, 10/09/03 - 10/10/03 ..............................      100,000,000       99,662,208
                                                                                                      ---------------
  Total Commercial Paper (Cost $1,855,319,444) ...................................                     1,855,319,444
                                                                                                      ---------------
  U.S. Government Agency Securities 21.5%
  Federal Home Loan Bank, .95% - 1.165%, 7/01/03 - 8/27/03 .......................       50,355,000       50,313,319
  Federal Home Loan Mortgage Corp., 1.04% - 1.39%, 7/28/03 - 12/31/03 ............      485,000,000      483,806,960
  Federal National Mortgage Association, 1.08% - 1.26%, 7/01/03 - 10/08/03 .......      610,778,000      609,915,681
                                                                                                      ---------------
  TOTAL U.S. GOVERNMENT AGENCY SECURITIES
  (COST $1,144,035,960) ..........................................................                     1,144,035,960
                                                                                                      ---------------
  TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS
  (COST $4,829,373,459) ..........................................................                     4,829,373,459
                                                                                                      ---------------

                                                             Annual Report | 19

The Money Market Portfolios


---------------------------------------------------------------------------------------------------------------------------
    THE MONEY MARKET PORTFOLIO                                                           PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
    REPURCHASE AGREEMENTS 10.3%
  b ABN AMRO Bank, NV, New York Branch, 1.30%, 7/01/03
    (Maturity Value $180,006,500) ......................................................   $180,000,000    $   180,000,000
     Collateralized by U.S. Government Agency Coupons
  b Deutsche Bank Securities Inc., 1.07%, 7/01/03 (Maturity Value
    $93,917,791) .......................................................................     93,915,000         93,915,000
     Collateralized by U.S. Treasury Notes
  b Morgan Stanley & Co. Inc., 1.03%, 7/01/03 (Maturity Value
    $93,917,687) .......................................................................     93,915,000         93,915,000
     Collateralized by U.S. Treasury Notes
  b UBS Securities LLC, 1.25%, 7/01/03 (Maturity Value $180,006,250) ...................    180,000,000        180,000,000
     Collateralized by U.S. Government Agency Coupons
                                                                                                           ----------------
    TOTAL REPURCHASE AGREEMENTS (COST $547,830,000) ....................................                       547,830,000
                                                                                                           ----------------
    TOTAL INVESTMENTS (COST $5,377,203,459) 100.9% .....................................                     5,377,203,459
    OTHER ASSETS, LESS LIABILITIES (.9)% ...............................................                       (46,003,746)
                                                                                                           ----------------
    NET ASSETS 100.0% ..................................................................                   $ 5,331,199,713
                                                                                                           ----------------

aSecurities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the Portfolio.
bSee Note 1(b) regarding repurchase agreements.


20 | See notes to financial statements. | Annual Report

The Money Market Portfolios

FINANCIAL HIGHLIGHTS


THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO

                                                                    --------------------------------------------------------
                                                                                   YEAR ENDED JUNE 30,
                                                                      2003        2002        2001        2000        1999
                                                                    --------------------------------------------------------
Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year ...............................    $1.00       $1.00       $1.00       $1.00       $1.00
                                                                    --------------------------------------------------------
Income from investment operations - net investment income ........     .013        .024        .056        .054        .049

Less distributions from net investment income ....................    (.013)      (.024)      (.056)      (.054)      (.049)
                                                                    --------------------------------------------------------
Net asset value, end of year .....................................    $1.00       $1.00       $1.00       $1.00       $1.00
                                                                    --------------------------------------------------------


Total return a ...................................................    1.34%       2.43%       5.75%       5.48%       4.97%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .................................. $201,758    $226,676    $186,718    $221,993    $258,458

Ratios to average net assets:

 Expenses ........................................................     .15%        .15%        .15%        .15%        .15%

 Expenses excluding waiver by affiliate ..........................     .16%        .16%        .16%        .16%        .15%

 Net investment income ...........................................    1.34%       2.33%       5.63%       5.36%       4.84%

aTotal return is not annualized for periods less than one year.



                        Annual Report | See notes to financial statements. | 21

The Money Market Portfolios

STATEMENT OF INVESTMENTS, JUNE 30, 2003


--------------------------------------------------------------------------------------------------------------------------
    THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                  PRINCIPAL AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------------------------
    GOVERNMENT SECURITIES 48.5%
    U.S. Treasury Bill, 7/03/03 .......................................................     $  5,000,000    $    4,999,707
    U.S. Treasury Bill, 7/10/03 .......................................................        5,000,000         4,998,469
    U.S. Treasury Bill, 7/31/03 .......................................................        5,000,000         4,995,146
    U.S. Treasury Bill, 8/21/03 .......................................................        5,000,000         4,992,775
    U.S. Treasury Bill, 8/28/03 .......................................................        5,000,000         4,991,139
    U.S. Treasury Bill, 9/04/03 .......................................................       10,000,000         9,980,410
    U.S. Treasury Bill, 9/11/03 .......................................................       10,000,000         9,981,600
    U.S. Treasury Bill, 10/09/03 ......................................................       10,000,000         9,968,056
    U.S. Treasury Bill, 10/16/03 ......................................................        5,000,000         4,987,517
    U.S. Treasury Bill, 11/20/03 ......................................................        5,000,000         4,979,883
    U.S. Treasury Bill, 12/04/03 ......................................................       10,000,000         9,959,592
    U.S. Treasury Bill, 12/18/03 ......................................................        5,000,000         4,978,750
    U.S. Treasury Bill, 1/02/04 .......................................................        5,000,000         4,976,363
    U.S. Treasury Note, 2.75%, 9/30/03 ................................................        5,000,000         5,016,645
    U.S. Treasury Note, 3.25%, 12/31/03 ...............................................        5,000,000         5,049,707
    U.S. Treasury Note, 3.38%, 4/30/04 ................................................        3,000,000         3,052,187
                                                                                                            ---------------
    Total Government Securities (Cost $97,907,946).....................................                         97,907,946
                                                                                                            ---------------

    REPURCHASE AGREEMENTS 56.4%
  a ABN AMRO Bank, N.V., New York Branch, 1.08%, 7/01/03
    (Maturity Value $10,000,300) ......................................................       10,000,000        10,000,000
     Collateralized by U.S. Treasury Notes
  a Banc of America Securities LLC, .97%, 7/01/03 (Maturity Value
    $7,000,189) .......................................................................        7,000,000         7,000,000
     Collateralized by U.S. Treasury Notes
  a Barclays Capital Inc., 1.08%, 7/01/03 (Maturity Value $7,000,210) .................        7,000,000         7,000,000
     Collateralized by U.S. Treasury Notes
  a Bear, Stearns & Co. Inc., 1.08%, 7/01/03 (Maturity Value $7,000,210) ..............        7,000,000         7,000,000
     Collateralized by U.S. Treasury Notes
  a Deutsche Bank Securities Inc., 1.07%, 7/01/03 (Maturity Value
    $29,395,874).......................................................................       29,395,000        29,395,000
     Collateralized by U.S. Treasury Notes
  a Dresdner Kleinwort Wasserstein Securities LLC, 1.00%, 7/01/03
    (Maturity Value $7,000,194) .......................................................        7,000,000         7,000,000
     Collateralized by U.S. Treasury Bonds
  a Goldman, Sachs, & Co., 1.07%, 7/01/03 (Maturity Value $7,000,208)  ................        7,000,000         7,000,000
     Collateralized by U.S. Treasury Bonds
  a Morgan Stanley & Co. Inc., 1.03%, 7/01/03 (Maturity Value
    $29,390,841)  .....................................................................       29,390,000        29,390,000
     Collateralized by U.S. Treasury Notes
  a UBS Securities LLC, 1.08%, 7/01/03 (Maturity Value $10,000,300)  ..................       10,000,000        10,000,000
     Collateralized by U.S. Treasury Bills
                                                                                                            ---------------
    TOTAL REPURCHASE AGREEMENTS (COST $113,785,000) ...................................                        113,785,000
                                                                                                            ---------------

    TOTAL INVESTMENTS (COST $211,692,946) 104.9% ......................................                        211,692,946
    OTHER ASSETS, LESS LIABILITIES (4.9%)  ............................................                         (9,934,917)
                                                                                                            ---------------

    NET ASSETS 100.0% .................................................................                     $  201,758,029
                                                                                                            ---------------

aSee Note 1(b) regarding repurchase agreements.





22 | See notes to financial statements. | Annual Report

The Money Market Portfolios

FINANCIAL STATEMENTS


STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2003


                                                                                         ----------------------------------
                                                                                                               THE U.S.
                                                                                                              GOVERNMENT
                                                                                                  THE         SECURITIES
                                                                                             MONEY MARKET    MONEY MARKET
                                                                                               PORTFOLIO       PORTFOLIO
                                                                                         ----------------------------------
Assets:
 Investments in securities, at value and cost .......................................    $ 4,829,373,459   $    97,907,946
 Repurchase agreements, at value and cost ...........................................        547,830,000       113,785,000
 Cash ...............................................................................                 --             5,321
 Interest receivable                                                                           3,422,596            55,391
                                                                                         ----------------------------------
      Total assets                                                                         5,380,626,055       211,753,658
Liabilities:
 Payables:
  Investment securities purchased ...................................................                 --         9,956,213
  Affiliates ........................................................................            649,120            20,470
 Funds advanced by custodian ........................................................         48,717,550                --
 Other liabilities ..................................................................             59,672            18,946
                                                                                         ----------------------------------
      Total liabilities .............................................................         49,426,342         9,995,629
                                                                                         ----------------------------------
Net assets, at value ................................................................    $ 5,331,199,713      $201,758,029
                                                                                         ----------------------------------
Shares outstanding ..................................................................      5,331,199,713       201,758,029
                                                                                         ----------------------------------
Net asset value per share ...........................................................              $1.00             $1.00
                                                                                         ----------------------------------




                        Annual Report | See notes to financial statements. | 23

The Money Market Portfolios

STATEMENTS OF OPERATIONS
for the year ended June 30, 2003

                                                                                             ------------------------------
                                                                                                                THE U.S.
                                                                                                               GOVERNMENT
                                                                                                   THE         SECURITIES
                                                                                              MONEY MARKET    MONEY MARKET
                                                                                                PORTFOLIO       PORTFOLIO
                                                                                             ------------------------------
Investment income:
 Interest .............................................................................      $ 81,056,516    $   3,206,342
                                                                                             ------------------------------
Expenses:
 Management fees (Note 3) .............................................................         7,877,475          322,526
 Custodian fees .......................................................................            51,156            2,206
 Professional fees ....................................................................            53,677           19,963
 Other ................................................................................            83,273            3,266
                                                                                             ------------------------------
      Total expenses ..................................................................         8,065,581          347,961
      Expenses waived by affiliate (Note 3) ...........................................          (185,571)         (25,474)
                                                                                             ------------------------------
       Net expenses ...................................................................         7,880,010          322,487
                                                                                             ------------------------------
        Net investment income .........................................................        73,176,506        2,883,855
                                                                                             ------------------------------
Net realized gain (loss) from investments .............................................            19,063               --
                                                                                             ------------------------------
Net increase (decrease) in net assets resulting from operations .......................      $ 73,195,569    $   2,883,855
                                                                                             ------------------------------




24 | See notes to financial statements. | Annual Report

The Money Market Portfolios

STATEMENTS OF CHANGES IN NET ASSETS
for the years ended June 30, 2003 and 2002

                                                      ---------------------------------------------------------------------
                                                                                             THE U.S. GOVERNMENT SECURITIES
                                                         THE MONEY MARKET PORTFOLIO              MONEY MARKET PORTFOLIO
                                                            2003             2002                 2003           2002
                                                      ---------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...........................   $    73,176,506   $  125,672,808       $   2,883,855   $   5,015,722
  Net realized gain (loss) from investments........            19,063           83,083                  --              --
                                                      ---------------------------------------------------------------------
      Net increase (decrease) in net assets
       resulting from operations ..................        73,195,569      125,755,891           2,883,855       5,015,722
 Distributions to shareholders from net investment
  income ..........................................       (73,195,569) a  (125,755,891) b       (2,883,855)     (5,015,722)
 Capital share transactions (Note 2) ..............       597,003,871      243,276,615         (24,918,467)     39,958,367
                                                      ---------------------------------------------------------------------
      Net increase (decrease) in net assets........       597,003,871      243,276,615         (24,918,467)     39,958,367
Net assets (there is no undistributed net investment
 income at beginning or end of year):
  Beginning of year ...............................     4,734,195,842    4,490,919,227         226,676,496     186,718,129
                                                      ---------------------------------------------------------------------
  End of year .....................................   $ 5,331,199,713   $4,734,195,842        $201,758,029  $  226,676,496
                                                      ---------------------------------------------------------------------


aDistributions were increased by a net realized gain from investments of $19,063.
bDistributions were increased by a net realized gain from investments of $83,083.




                        Annual Report | See notes to financial statements. | 25

The Money Market Portfolios

NOTES TO FINANCIAL STATEMENTS



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of two separate portfolios (the Portfolios). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933. The Portfolios seek to provide high current income consistent with preservation of capital and liquidity.

The following summarizes the Portfolios' significant accounting policies.

A. SECURITY VALUATION

Securities are valued at amortized cost which approximates value.

B. REPURCHASE AGREEMENTS

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At June 30, 2003, all repurchase agreements held by the Portfolios had been entered into on that date.

C. INCOME TAXES

No provision has been made for income taxes because each Portfolio's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Portfolios.

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets. Other expenses are charged to each Portfolio on a specific identification basis.




26 | Annual Report

The Money Market Portfolios

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Portfolios' organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Portfolios. Additionally, in the normal course of business, the Portfolios enter into contracts with service providers that contain general indemnification clauses. The Portfolios' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss to be remote.


2. SHARES OF BENEFICIAL INTEREST

At June 30, 2003, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Portfolios' shares were as follows:

                                                                 ------------------------------------------
                                                                                             THE U.S.
                                                                                            GOVERNMENT
                                                                          THE               SECURITIES
                                                                     MONEY MARKET          MONEY MARKET
                                                                       PORTFOLIO             PORTFOLIO
                                                                 ------------------------------------------
Year ended June 30, 2003
 Shares sold ................................................... $    6,279,565,500     $      309,427,987
 Shares issued in reinvestment of distributions ................         73,193,516              2,884,175
 Shares redeemed ...............................................     (5,755,755,145)          (337,230,629)
                                                                 ------------------------------------------
 Net increase (decrease) ....................................... $      597,003,871     $      (24,918,467)
                                                                 ------------------------------------------
Year ended June 30, 2002
 Shares sold ................................................... $    7,836,706,875     $      356,762,722
 Shares issued in reinvestment of distributions ................        125,757,515              5,017,250
 Shares redeemed ...............................................     (7,719,187,775)          (321,821,605)
                                                                 ------------------------------------------
 Net increase (decrease) ....................................... $      243,276,615     $       39,958,367
                                                                 ------------------------------------------

                                                             Annual Report | 27

The Money Market Portfolios

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers Inc. (Advisers) and Franklin/Templeton Investor Services LLC (Investor Services), the Portfolios' investment manager and transfer agent, respectively, and of the Franklin Money Fund, the Institutional Fiduciary Trust, the Franklin Templeton Money Fund Trust, and the Franklin Federal Money Fund.

The Portfolios pay an investment management fee to Advisers of .15% per year of the average daily net assets of each Portfolio. Advisers agreed in advance to waive management fees as noted in the Statement of Operations.

At June 30, 2003, the shares of The Money Market Portfolio were owned by the following funds:

                                                                   -----------------------------------
                                                                                       PERCENTAGE OF
                                                                       SHARES       OUTSTANDING SHARES
                                                                   -----------------------------------
Institutional Fiduciary Trust - Money Market Portfolio ........... 2,998,841,506            56.25%
Franklin Money Fund .............................................. 1,959,838,113            36.76%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund ......   231,177,015             4.34%
Franklin Templeton Money Fund Trust - Franklin Templeton
 Money Fund ......................................................   141,343,079             2.65%


At June 30, 2003, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following funds:

                                                                   -----------------------------------
                                                                                       PERCENTAGE OF
                                                                        SHARES      OUTSTANDING SHARES
                                                                   -----------------------------------
Franklin Federal Money Fund ......................................   125,651,937           62.28%
Institutional Fiduciary Trust - Franklin
U.S. Government Securities
 Money Market Portfolio ..........................................    76,106,092           37.72%



28 | Annual Report

The Money Market Portfolios

4. INCOME TAXES

THE TAX CHARACTER OF DISTRIBUTIONS PAID DURING THE YEARS ENDED JUNE 30, 2003 AND 2002, WAS AS FOLLOWS:

                                                     ---------------------------------------------------------------
                                                                                                     THE U.S.
                                                                                                    GOVERNMENT
                                                               THE                                  SECURITIES
                                                          MONEY MARKET                             MONEY MARKET
                                                            PORTFOLIO                                PORTFOLIO
                                                      2003             2002                    2003         2002
                                                     ---------------------------------------------------------------
Distributions paid from ordinary income ........... $73,195,569   $125,755,891                $2,883,855   $5,015,722
                                                     ---------------------------------------------------------------

At June 30, 2003, the cost of investments and undistributed ordinary income for income tax purposes were as follows:

                                                                     ---------------------------------
                                                                                          THE U.S.
                                                                                         GOVERNMENT
                                                                            THE          SECURITIES
                                                                       MONEY MARKET     MONEY MARKET
                                                                         PORTFOLIO        PORTFOLIO
                                                                     ---------------------------------
Cost of investments ...............................................  $ 5,377,203,459    $ 211,692,946
                                                                     ---------------------------------

Undistributed ordinary income .....................................  $         6,843    $          --
                                                                     ---------------------------------

                                                             Annual Report | 29

The Money Market Portfolios

INDEPENDENT AUDITORS' REPORT



TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF THE MONEY MARKET PORTFOLIOS

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios constituting The Money Market Portfolios (hereafter referred to as the "Portfolios") at June 30, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 5, 2003





30 | Annual Report

BOARD MEMBERS AND OFFICERS

THE MONEY MARKET PORTFOLIOS


The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.



INDEPENDENT BOARD MEMBERS

---------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
--------------------------------------------------------------------------------------------------------------------------
 FRANK H. ABBOTT, III (82)     Trustee        Since 1992       105                        None
 One Franklin Parkway
 San Mateo, CA 94403-1906
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President and Director, Abbott Corporation (an investment company); and
 FORMERLY, Director, MotherLode Gold Mines Consolidated (gold mining) (until
 1996) and Vacu-Dry Co. (food processing) (until 1996).
--------------------------------------------------------------------------------------------------------------------------
 HARRIS J. ASHTON (71)         Trustee        Since 1992       132                        Director, Bar-S Foods (meat
 One Franklin Parkway                                                                     packing company).
 San Mateo, CA 94403-1906
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and
 Chairman of the Board, General Host Corporation (nursery and craft centers)
 (until 1998).
--------------------------------------------------------------------------------------------------------------------------
 ROBERT F. CARLSON (75)        Trustee        Since 1998       46                         None
 One Franklin Parkway
 San Mateo, CA 94403-1906
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice President and past President, Board of Administration, California Public
 Employees Retirement Systems (CALPERS); and FORMERLY, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of
 California; and Chief Counsel, California Department of Transportation.
--------------------------------------------------------------------------------------------------------------------------
 S. JOSEPH FORTUNATO (70)      Trustee        Since 1992       133                        None
 One Franklin Parkway
 San Mateo, CA 94403-1906
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch.
--------------------------------------------------------------------------------------------------------------------------
 Frank W.T. LaHaye (74)        Trustee        Since 1992       105                        Director, The California Center
 One Franklin Parkway                                                                     for Land Recycling (redevelopment).
 San Mateo, CA 94403-1906
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company
 (venture capital).
--------------------------------------------------------------------------------------------------------------------------



                                                            Annual Report | 31

--------------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
--------------------------------------------------------------------------------------------------------------------------------
 GORDON S. MACKLIN (75)        Trustee        Since 1992       132                        Director, White Mountains Insurance
 One Franklin Parkway                                                                     Group, Ltd. (holding company);
 San Mateo, CA 94403-1906                                                                 Martek Biosciences Corporation;
                                                                                          MedImmune, Inc. (biotechnology);
                                                                                          Overstock.com (Internet services);
                                                                                          and Spacehab, Inc. (aerospace
                                                                                          services); and FORMERLY, Director,
                                                                                          MCI Communication Corporation
                                                                                          (subsequently known as MCI WorldCom,
                                                                                          Inc. and WorldCom, Inc.)
                                                                                          (communications services) (1988-2002).
--------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and
 FORMERLY, Chairman, White River Corporation (financial services) (1993-1998)
 and Hambrecht & Quist Group (investment banking) (1987-1992); and President,
 National Association of Securities Dealers, Inc.
 (1970-1987).
--------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS


---------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                              LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------
 **CHARLES B. JOHNSON (70)     Trustee and    Trustee since    132                        None
 One Franklin Parkway          Chairman of    1992 and
 San Mateo, CA 94403-1906      the Board      Chairman of the
                                              Board since 1993
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman
 and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
 Distributors, Inc.; Director, Fiduciary Trust Company International; and
 officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------
 **RUPERT H. JOHNSON, JR. (62) Trustee and    Trustee since    115                        None
 One Franklin Parkway          President and  1992 and
 San Mateo, CA 94403-1906      Chief          President and
                               Executive      Chief Executive
                               Officer -      Officer -
                               Investment     Investment
                               Management     Management
                                              since 2002
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director,
 Franklin Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services,
 Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin
 Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------



32 | Annual Report

---------------------------------------------------------------------------------------------------------------------------
                                                                NUMBER OF PORTFOLIOS IN
                                                LENGTH OF       FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS          POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------
 HARMON E. BURNS (58)           Vice President Since 1992       Not Applicable             None
 One Franklin Parkway
 San Mateo, CA 94403-1906
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director,
 Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment
 Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------
 MARTIN L. FLANAGAN (43)        Vice President Since 1995       Not Applicable             None
 One Franklin Parkway
 San Mateo, CA 94403-1906
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President, Franklin Resources, Inc.; Senior Vice President and Chief Financial
 Officer, Franklin Mutual Advisers, LLC; Executive Vice President, Chief
 Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice
 President and Chief Operating Officer, Templeton Investment Counsel, LLC;
 President and Director, Franklin Advisers, Inc.; Executive Vice President,
 Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor
 Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC;
 Chairman, Franklin Templeton Services, LLC; and officer and/or director of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------
 JIMMY D. GAMBILL (55)          Senior Vice    Since 2002      Not Applicable             None
 500 East Broward Blvd.         President and
 Suite 2100                     Chief
 Fort Lauderdale, FL 33394-3091 Executive
                                Officer -
                                Finance and
                                Administration
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------
 DAVID P. GOSS (56)             Vice President Since 2000      Not Applicable             None
 One Franklin Parkway
 San Mateo, CA 94403-1906
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources, Inc.; officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY,
 President, Chief Executive Officer and Director, Property Resources Equity
 Trust (until 1999) and Franklin Select Realty Trust (until 2000).
--------------------------------------------------------------------------------------------------------------------------
 BARBARA J. GREEN (55)          Vice President Since 2000      Not Applicable             None
 One Franklin Parkway
 San Mateo, CA 94403-1906
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice President and Deputy General Counsel, Franklin Resources, Inc.; Senior Vice President, Templeton Worldwide, Inc.;
 officer of one of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin
 Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior
 Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange
 Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of
 Massachusetts) (until 1979).
--------------------------------------------------------------------------------------------------------------------------


                                                             Annual Report | 33


---------------------------------------------------------------------------------------------------------------------------
                                                                 NUMBER OF PORTFOLIOS IN
                                                LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS          POSITION        TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------
 MICHAEL O. MAGDOL (66)         Vice President  Since 2002       Not Applicable             Director, FTI Banque, Arch
 600 Fifth Avenue               -AML                                                        Chemicals, Inc. and Lingnan
 Rockefeller Center             Compliance                                                  Foundation.
 New York, NY 10048-0772
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company
 International; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------
 KIMBERLEY H. MONASTERIO (39)   Treasurer and   Treasurer since  Not Applicable             None
 One Franklin Parkway           Chief Financial 2000 and Chief
 San Mateo, CA 94403-1906       Officer         Financial Officer
                                                since 2002
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Senior Vice President, Franklin Templeton Services, LLC; and officer of 51 of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------------------
 MURRAY L. SIMPSON (66)         Vice President Since 2000        Not Applicable             None
 One Franklin Parkway           and Secretary
 San Mateo, CA 94403-1906
--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton
 Investments; and FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia)
 Limited (until 2000); and Director, Templeton Asset Management Ltd. (until 1999).
--------------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.
**Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Fund under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources Inc., which is the parent company of the Fund's adviser and distributor.
Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


34 | Annual Report

                       This page intentionally left blank

                       This page intentionally left blank

Literature Request


For a brochure and prospectus, which contains more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.


FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL
Mutual European Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Franklin Global Aggressive Growth Fund
Franklin Global Growth Fund
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund 1
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 2

VALUE
Franklin Balance Sheet Investment Fund 3
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 4
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 5

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Franklin Technology Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 6
Franklin's AGE High Income Fund
Franklin Federal Money Fund 6, 7
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust 8
Franklin Income Fund
Franklin Money Fund 6, 7
Franklin Short-Intermediate U.S. Government Securities Fund 6
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 6
Templeton Global Bond Fund

TAX-FREE INCOME 9
Double Tax-Free Income Fund
Federal Intermediate-Term Tax-Free
  Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 10
Tax-Exempt Money Fund 6, 7

STATE-SPECIFIC TAX-FREE INCOME 9
Alabama
Arizona
California 11
Colorado
Connecticut
Florida 11
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 10
Michigan 10
Minnesota 10
Missouri
New Jersey
New York 11
North Carolina
Ohio 10
Oregon
Pennsylvania
Tennessee
Virginia

VARIABLE INSURANCE PRODUCTS FUNDS
Franklin Templeton Variable Insurance
  Products Trust 12

1. Formerly Franklin California Growth Fund. Effective 9/1/02, the fund's name changed and its investment criteria was modified. The fund's investment goal remained the same.
2. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.
3. The fund is only open to existing shareholders as well as select retirement plans.
4. Effective June 30, 2003, the fund reopened to all new investors.
5. Upon reaching approximately $350 million in assets, the fund will close to all investors.
6. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
7. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.
8. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
9. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.
10. Portfolio of insured municipal securities.
11. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and intermediate-term and money market portfolios (CA and NY).
12. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

06/03
                                                  Not part of the annual report

[LOGO OMITTED]
FRANKLIN(R) TEMPLETON(R)
INVESTMENTS
One Franklin Parkway
San Mateo, CA 94403-1906




WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.


ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Federal
Money Fund



INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Franklin Templeton Money Fund Trust prospectus, which contains more complete information including charges and expenses.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


113 A2003 08/03


Item 2. Code of Ethics.  N/A
Item 3. Audit Committee Financial Expert.  N/A
Item 4. Principal Accountant Fees and Services.  N/A
Item 5. Audit Committee of Listed Registrants.  N/A
Item 7. Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies.  N/A

Item 9. Controls and Procedures.
(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange
Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 10. Exhibits.
(a) N/A

(B)(1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive
Officer - Finance and Administration, and Kimberley H.
Monasterio, Chief Financial Officer

(B(2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive
Officer - Finance and Administration, and Kimberley H.
Monasterio, Chief Financial Officer

                            SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FEDERAL MONEY FUND

By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    August 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    August 30, 2003


By /s/Kimberley H. Monasterio
Chief Financial Officer
Date    August 30, 2003